Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Financial income and expenses [Abstract]
Financial income and expenses [Table text block]
Philips Group
Financial income and expenses
in millions of EUR
2015 - 2017
	2015	2016	2017
Interest income	44	43	40
Interest income from loans and receivables	18	15	12
Interest income from cash and cash equivalents	26	28	28
Dividend income from available for sale financial assets	6	4	64
Net gains from disposal of financial assets	20	3	1
Net change in fair value of financial assets at fair value through profit or loss	4		7
Other financial income	20	15	14
Financial income	94	65	126
Interest expense	(344)	(342)	(222)
Interest on debt and borrowings	(267)	(288)	(177)
Finance charges under finance lease contract	(6)	(7)	(8)
Interest expenses - pensions	(70)	(48)	(37)
Provision-related accretion and interest	(31)	44	(22)
Net foreign exchange losses	(10)	(1)	(2)
Impairment loss of financial assets	(46)	(24)	(2)
Net change in fair value of financial assets at fair value through profit or loss		(4)
Other financial expenses	(23)	(180)	(15)
Financial expense	(453)	(507)	(263)
Financial income and expenses	(359)	(442)	(137)